BALANCE SHEET COMPONENTS	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
BALANCE SHEET COMPONENTS	BALANCE SHEET COMPONENTS
Property and equipment, net
Property and equipment, net, consist of the following as of December 31, 2022 and 2021 (in thousands):

	December 31,	December 31,
	2022	2021
Computer and software	$37,517	$7,638
Equipment	765	566
Leasehold improvements	922	681
Property and equipment, gross	39,204	8,885
Less: accumulated depreciation and amortization	(7,541)	(1,237)
Property and equipment, net	$31,663	$7,648
The Company capitalized $29.4 million, $4.0 million and $0.5 million, of internally developed costs during the years ended December 31, 2022, 2021 and 2020, respectively. As of December 31, 2022 and December 31, 2021, internally developed software costs balances, included in property and equipment, net, are $28.2 million and $4.4 million, respectively.
Depreciation and amortization expense was $6.3 million, $0.8 million and $0.3 million for the years ended December 31, 2022, 2021 and 2020, respectively.
During the year ended December 31, 2022, the Company wrote off certain internally developed software, and reported $0.7 million of impairment loss within other income (loss), net in the statements of operations. No impairment losses related to property and equipment were recorded during the years ended December 31,, 2021 and 2020.
Prepaid and other current assets
Prepaid and other current assets, consist of the following as of December 31, 2022 and 2021 (in thousands):

	December 31,	December 31,
	2022	2021
Prepaid expenses	$7,092	$3,345
Related party receivables	18,783	1,367
Other current assets	1,383	1,551
Total Prepaid expenses and other current assets	$27,258	$6,263
Accrued expenses and other liabilities
Accrued expenses and other liabilities consist of the following as of December 31, 2022 and 2021 (in thousands):

	December 31,	December 31,
	2022	2021
Employee payables	$14,482	$15,191
Other short-term liabilities	35,014	1,902
Total accrued expenses and other liabilities	$49,496	$17,093